Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as of December 31, 2025	$489,247,193	$(153,840,412)	$335,406,781

Acquisitions and improvements	35,408,000	—	35,408,000

Depreciation for the period	—	(16,125,505)	(16,125,505)

Balance as of June 30, 2026	$524,655,193	$(169,965,917)	$354,689,276